Transactions with Related Parties-Ciel Shipmanagement SA (Detail)	Jun. 30, 2012
Company's Chairman and CEO [Member]
Related Party Transaction [Line Items]
Percentage of ownership	50.20%
Ciel CEO [Member]
Related Party Transaction [Line Items]
Percentage of ownership	49.80%